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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08363

Evergreen Select Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for 1 of its series, Evergreen Equity Index Fund, for the quarter ended October 31, 2007. This 1 series has a July 31 fiscal year end.

Date of reporting period: October 31, 2007

Item 1 – Schedule of Investments

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS

October 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS 98.3%
CONSUMER DISCRETIONARY 8.8%
Auto Components 0.2%
Goodyear Tire & Rubber Co. *	15,957	$481,103
Johnson Controls, Inc.	44,922	1,963,990

		2,445,093

Automobiles 0.4%
Ford Motor Co. *	158,785	1,408,423
General Motors Corp. ρ	42,795	1,677,136
Harley-Davidson, Inc.	18,997	978,345

		4,063,904

Distributors 0.1%
Genuine Parts Co.	12,851	630,599

Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A *	10,746	851,728
H&R Block, Inc.	24,551	535,212

		1,386,940

Hotels, Restaurants & Leisure 1.5%
Carnival Corp.	33,000	1,583,340
Darden Restaurants, Inc.	10,715	460,745
Harrah’s Entertainment, Inc.	14,160	1,249,620
International Game Technology	25,380	1,106,822
Marriott International, Inc., Class A	24,167	993,505
McDonald’s Corp.	90,130	5,380,761
Starbucks Corp. *	56,365	1,503,818
Starwood Hotels & Resorts Worldwide, Inc.	15,869	902,311
Wendy’s International, Inc.	6,605	229,590
Wyndham Worldwide Corp. *	13,507	443,435
Yum! Brands, Inc.	39,323	1,583,537

		15,437,484

Household Durables 0.4%
Black & Decker Corp.	4,969	446,763
Centex Corp.	9,073	227,369
D.R. Horton, Inc.	20,666	262,252
Fortune Brands, Inc.	11,584	970,392
Harman International Industries, Inc.	4,934	415,443
KB Home	5,822	160,920
Leggett & Platt, Inc.	13,212	256,709
Lennar Corp., Class A	10,545	240,953
Newell Rubbermaid, Inc.	20,896	609,327
Pulte Homes, Inc.	16,063	238,375
Snap-On, Inc.	4,381	218,656
Stanley Works	6,208	357,270
Whirlpool Corp.	5,899	467,083

		4,871,512

Internet & Catalog Retail 0.3%
Amazon.com, Inc. *	23,113	2,060,524
Expedia, Inc. *	15,454	504,728
IAC/InterActiveCorp.	14,449	425,667

		2,990,919

Leisure Equipment & Products 0.1%
Brunswick Corp.	6,724	150,013
Eastman Kodak Co.	21,705	622,065
Hasbro, Inc.	12,099	361,155
Mattel, Inc.	29,842	623,399

		1,756,632

1

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Media 2.9%
CBS Corp., Class B	51,799	$1,486,631
Clear Channel Communications, Inc.	37,657	1,422,305
Comcast Corp., Class A *	233,732	4,920,059
DIRECTV Group, Inc. *	57,444	1,521,117
Dow Jones & Co., Inc.	4,934	295,103
E.W. Scripps Co., Class A	6,787	305,483
Gannett Co., Inc.	17,613	746,967
Interpublic Group of Cos. *	35,655	369,029
McGraw-Hill Cos. ρ	25,630	1,282,525
Meredith Corp.	2,910	181,148
New York Times Co., Class A	10,884	212,891
News Corp., Class A	175,076	3,793,897
Omnicom Group, Inc.	24,828	1,265,731
Time Warner, Inc.	282,035	5,149,959
Tribune Co.	5,822	176,174
Viacom, Inc., Class B *	51,927	2,144,066
Walt Disney Co.	146,786	5,083,199

		30,356,284

Multi-line Retail 0.9%
Big Lots, Inc. *	7,697	184,574
Dillard’s, Inc., Class A	4,601	105,961
Family Dollar Stores, Inc.	11,010	279,104
J.C. Penney Co., Inc.	16,762	942,695
Kohl’s Corp. *	24,033	1,321,094
Macy’s, Inc.	32,786	1,050,136
Nordstrom, Inc.	14,960	590,022
Sears Holdings Corp. * ρ	5,725	771,673
Target Corp.	64,026	3,928,635

		9,173,894

Specialty Retail 1.5%
Abercrombie & Fitch Co., Class A	6,555	519,156
AutoNation, Inc. *	10,434	184,577
AutoZone, Inc. *	3,460	430,459
Bed, Bath & Beyond, Inc. *	20,521	696,483
Best Buy Co., Inc.	26,540	1,287,721
Circuit City Stores, Inc.	12,745	101,068
Gap, Inc.	37,428	707,389
Home Depot, Inc.	127,701	4,023,859
Limited Brands, Inc.	24,112	530,705
Lowe’s Cos.	111,822	3,006,894
Office Depot, Inc. *	20,629	387,000
OfficeMax, Inc.	5,697	180,310
RadioShack Corp.	10,420	214,860
Sherwin-Williams Co.	8,211	524,847
Staples, Inc.	53,992	1,260,173
Tiffany & Co.	10,340	560,221
TJX Cos.	33,625	972,771

		15,588,493

Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc. *	28,216	1,031,577
Jones Apparel Group, Inc.	7,067	147,983
Liz Claiborne, Inc.	7,734	220,187
Nike, Inc., Class B	29,239	1,937,376
Polo Ralph Lauren Corp.	4,530	311,664
VF Corp.	6,721	585,601

		4,234,388

2

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES 9.4%
Beverages 2.3%
Anheuser-Busch Companies, Inc.	56,687	$2,906,909
Brown-Forman Corp., Class B	6,540	483,829
Coca-Cola Co.	150,472	9,293,151
Coca-Cola Enterprises, Inc.	21,558	556,412
Constellation Brands, Inc., Class A *	14,673	368,586
Molson Coors Brewing Co., Class B	10,309	589,984
Pepsi Bottling Group, Inc.	10,597	456,519
PepsiCo, Inc.	122,197	9,008,363

		23,663,753

Food & Staples Retailing 2.2%
Costco Wholesale Corp.	33,120	2,227,651
CVS Caremark Corp.	111,996	4,678,073
Kroger Co.	53,506	1,572,541
Safeway, Inc.	33,208	1,129,072
SUPERVALU, Inc.	15,889	615,699
Sysco Corp.	46,130	1,581,797
Wal-Mart Stores, Inc.	181,523	8,206,655
Walgreen Co.	75,146	2,979,539
Whole Foods Market, Inc.	10,511	520,715

		23,511,742

Food Products 1.4%
Archer Daniels Midland Co.	48,672	1,741,484
Campbell Soup Co.	16,995	628,475
ConAgra Foods, Inc.	37,043	879,030
Dean Foods Co.	9,795	272,007
General Mills, Inc.	24,971	1,441,576
H.J. Heinz Co.	24,136	1,129,082
Hershey Co.	12,785	551,161
Kellogg Co.	20,065	1,059,231
Kraft Foods, Inc., Class A	119,241	3,983,842
McCormick & Co., Inc.	9,808	343,574
Sara Lee Corp.	54,794	906,293
Tyson Foods, Inc., Class A	20,803	328,688
Wm. Wrigley Jr. Co.	16,429	1,013,177

		14,277,620

Household Products 2.1%
Clorox Co.	10,465	654,795
Colgate-Palmolive Co.	38,566	2,941,429
Kimberly-Clark Corp.	32,188	2,281,807
Procter & Gamble Co.	236,012	16,407,554

		22,285,585

Personal Products 0.2%
Avon Products, Inc.	32,720	1,340,866
Estee Lauder Cos., Class A	8,668	380,525

		1,721,391

Tobacco 1.2%
Altria Group, Inc.	159,210	11,611,185
Reynolds American, Inc.	12,939	833,660
UST, Inc.	12,053	642,666

		13,087,511

3

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY 11.6%
Energy Equipment & Services 2.3%
Baker Hughes, Inc.	24,167	$2,095,762
BJ Services Co.	22,054	555,540
ENSCO International, Inc.	11,193	621,100
Halliburton Co.	67,320	2,653,754
Nabors Industries, Ltd. *	21,265	597,121
National Oilwell Varco, Inc. *	26,939	1,973,012
Noble Corp.	20,305	1,075,150
Rowan Companies, Inc.	8,358	325,795
Schlumberger, Ltd.	90,152	8,705,979
Smith International, Inc.	15,165	1,001,648
Transocean, Inc. *	21,877	2,611,458
Weatherford International, Ltd. *	25,486	1,654,296

		23,870,615

Oil, Gas & Consumable Fuels 9.3%
Anadarko Petroleum Corp.	35,083	2,070,599
Apache Corp.	25,109	2,606,565
Chesapeake Energy Corp.	31,030	1,225,064
Chevron Corp.	161,214	14,752,693
ConocoPhillips	123,059	10,455,093
Consol Energy, Inc.	13,788	779,022
Devon Energy Corp.	33,729	3,150,289
El Paso Corp.	52,981	935,645
EOG Resources, Inc.	18,514	1,640,340
Exxon Mobil Corp.	419,445	38,584,746
Hess Corp.	20,922	1,498,225
Marathon Oil Corp.	54,103	3,199,110
Murphy Oil Corp.	14,256	1,049,669
Noble Energy, Inc.	12,941	990,504
Occidental Petroleum Corp.	62,826	4,338,135
Peabody Energy Corp.	20,079	1,119,404
Spectra Energy Corp.	47,805	1,241,974
Sunoco, Inc.	9,102	669,907
Tesoro Corp.	10,348	626,365
Valero Energy Corp.	41,884	2,949,890
Williams Cos.	45,394	1,656,427
XTO Energy, Inc.	29,179	1,936,902

		97,476,568

FINANCIALS 18.9%
Capital Markets 3.5%
American Capital Strategies, Ltd. ρ	14,213	616,986
Ameriprise Financial, Inc.	17,794	1,120,666
Bank of New York Mellon Corp.	86,052	4,203,640
Bear Stearns Cos.	8,782	997,635
Charles Schwab Corp.	71,677	1,665,773
E*TRADE Financial Corp. *	32,161	358,274
Federated Investors, Inc., Class B	6,621	284,703
Franklin Resources, Inc.	12,276	1,591,952
Goldman Sachs Group, Inc.	30,678	7,605,690
Janus Capital Group, Inc.	11,937	411,946
Legg Mason, Inc.	10,041	832,800
Lehman Brothers Holdings, Inc. ρ	40,142	2,542,594
Merrill Lynch & Co., Inc.	65,183	4,303,382
Morgan Stanley	79,601	5,353,963
Northern Trust Corp.	14,481	1,089,116
State Street Corp.	29,458	2,349,865
T. Rowe Price Group, Inc.	20,054	1,288,269

		36,617,254

4

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks 3.2%
BB&T Corp.	41,742	$1,543,202
Comerica, Inc.	11,572	540,181
Commerce Bancorp, Inc.	14,539	592,464
Fifth Third Bancorp	40,513	1,267,247
First Horizon National Corp. ρ	9,547	248,986
Huntington Bancshares, Inc.	27,674	495,641
KeyCorp	29,446	837,739
M&T Bank Corp.	5,672	564,250
Marshall & Ilsley Corp.	20,158	860,747
National City Corp.	47,893	1,161,405
PNC Financial Services Group, Inc.	25,864	1,866,346
Regions Financial Corp.	53,235	1,443,733
SunTrust Banks, Inc.	26,398	1,916,495
Synovus Financial Corp.	24,761	652,700
U.S. Bancorp	130,565	4,329,535
Wachovia Corp. °	143,919	6,581,416
Wells Fargo & Co.	252,779	8,597,014
Zions Bancorp	8,136	480,919

		33,980,020

Consumer Finance 0.9%
American Express Co.	89,458	5,452,465
Capital One Financial Corp.	31,588	2,071,857
Discover Financial Services	36,092	696,575
SLM Corp.	31,205	1,471,628

		9,692,525

Diversified Financial Services 4.9%
Bank of America Corp.	335,582	16,201,899
CIT Group, Inc.	14,429	508,478
Citigroup, Inc.	376,209	15,763,157
CME Group, Inc., Class A	4,017	2,676,326
IntercontinentalExchange, Inc.	5,240	933,768
JPMorgan Chase & Co.	255,913	12,027,911
Leucadia National Corp.	12,451	630,768
Moody’s Corp.	16,753	732,441
NYSE Euronext	19,965	1,874,115

		51,348,863

Insurance 4.3%
ACE, Ltd.	24,882	1,508,098
AFLAC, Inc.	36,942	2,319,219
Allstate Corp.	44,241	2,318,228
Ambac Financial Group, Inc.	7,694	283,370
American International Group, Inc.	193,936	12,241,240
AON Corp.	22,142	1,003,475
Assurant, Inc.	7,297	426,437
Chubb Corp.	29,745	1,586,896
Cincinnati Financial Corp.	13,008	517,458
Genworth Financial, Inc., Class A	33,478	913,949
Hartford Financial Services Group, Inc.	24,025	2,331,146
Lincoln National Corp.	20,471	1,276,776
Loews Corp.	33,622	1,650,504
Marsh & McLennan Cos.	40,990	1,061,231
MBIA, Inc.	9,570	411,893
MetLife, Inc.	56,181	3,868,062
Principal Financial Group, Inc.	20,088	1,359,355

5

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
Progressive Corp.	54,761	$1,013,079
Prudential Financial, Inc.	34,713	3,357,441
SAFECO Corp.	7,873	455,847
Torchmark Corp.	7,237	471,563
Travelers Companies, Inc.	49,650	2,592,227
UnumProvident Corp.	27,286	636,855
XL Capital, Ltd., Class A	13,745	988,953

		44,593,302

Real Estate Investment Trusts 1.1%
Apartment Investment & Management Co., Class A	7,316	341,877
AvalonBay Communities, Inc.	6,030	739,579
Boston Properties, Inc.	9,002	975,277
Developers Diversified Realty Corp.	9,393	473,407
Equity Residential	20,959	875,667
General Growth Properties, Inc.	18,573	1,009,628
Host Hotels & Resorts, Inc.	39,497	875,254
Kimco Realty Corp.	19,075	791,994
Plum Creek Timber Co., Inc.	13,203	589,778
ProLogis	19,434	1,394,195
Public Storage, Inc.	9,414	762,252
Simon Property Group, Inc.	16,895	1,758,938
Vornado Realty Trust	10,116	1,130,160

		11,718,006

Real Estate Management & Development 0.0%
CB Richard Ellis Group, Inc., Class A *	14,912	363,555

Thrifts & Mortgage Finance 1.0%
Countrywide Financial Corp. ρ	43,562	676,082
Fannie Mae	73,619	4,199,228
Freddie Mac	49,168	2,568,044
Hudson City Bancorp, Inc.	40,221	629,861
MGIC Investment Corp.	6,198	119,993
Sovereign Bancorp, Inc. ρ	27,177	392,164
Washington Mutual, Inc. ρ	66,228	1,846,437

		10,431,809

HEALTH CARE 11.5%
Biotechnology 1.3%
Amgen, Inc. *	82,187	4,775,886
Biogen Idec, Inc. *	21,775	1,620,931
Celgene Corp. *	28,945	1,910,370
Genzyme Corp. *	19,943	1,515,070
Gilead Sciences, Inc. *	70,057	3,235,933

		13,058,190

Health Care Equipment & Supplies 1.6%
Baxter International, Inc.	48,759	2,926,028
Becton, Dickinson & Co.	18,407	1,536,248
Boston Scientific Corp. *	100,893	1,399,386
C.R. Bard, Inc.	7,817	653,579
Covidien, Ltd.	37,600	1,564,160
Hospira, Inc. *	11,881	491,042
Medtronic, Inc.	85,770	4,068,929
St. Jude Medical, Inc. *	25,781	1,050,060
Stryker Corp.	17,944	1,274,024
Varian Medical Systems, Inc. *	9,560	466,241
Zimmer Holdings, Inc. *	17,862	1,241,230

		16,670,927

6

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services 2.2%
Aetna, Inc.	38,675	$2,172,375
AmerisourceBergen Corp.	13,626	641,921
Cardinal Health, Inc.	27,568	1,875,451
CIGNA Corp.	21,392	1,122,866
Coventry Health Care, Inc. *	11,820	712,864
Express Scripts, Inc. *	19,500	1,230,450
Humana, Inc. *	12,748	955,463
Laboratory Corporation of America Holdings *	8,871	609,881
Manor Care, Inc.	5,536	368,587
McKesson Corp.	22,385	1,479,648
Medco Health Solutions, Inc. *	20,478	1,932,714
Patterson Companies, Inc. *	10,584	413,940
Quest Diagnostics, Inc.	11,822	628,694
Tenet Healthcare Corp. *	35,837	125,788
UnitedHealth Group, Inc.	100,196	4,924,633
WellPoint, Inc. *	43,208	3,423,370

		22,618,645

Health Care Technology 0.0%
IMS Health, Inc.	14,745	371,722

Life Sciences Tools & Services 0.3%
Applera Corp.-Applied Biosystems Group	13,869	515,095
Millipore Corp. *	4,080	316,812
PerkinElmer, Inc.	9,174	252,469
Thermo Fisher Scientific, Inc. *	32,261	1,897,269
Waters Corp. *	7,548	581,045

		3,562,690

Pharmaceuticals 6.1%
Abbott Laboratories	116,877	6,383,822
Allergan, Inc.	23,256	1,571,640
Barr Pharmaceuticals, Inc. *	8,108	464,751
Bristol-Myers Squibb Co.	149,583	4,485,994
Eli Lilly & Co.	74,630	4,041,214
Forest Laboratories, Inc. *	23,909	934,125
Johnson & Johnson	218,902	14,265,843
King Pharmaceuticals, Inc. *	18,465	195,729
Merck & Co., Inc.	164,591	9,589,072
Mylan Laboratories, Inc.	18,816	282,993
Pfizer, Inc.	523,874	12,892,539
Schering-Plough Corp.	122,469	3,737,754
Watson Pharmaceuticals, Inc. *	7,752	236,901
Wyeth	101,691	4,945,233

		64,027,610

INDUSTRIALS 11.2%
Aerospace & Defense 2.8%
Boeing Co.	59,270	5,843,429
General Dynamics Corp.	30,682	2,790,835
Goodrich Corp.	9,472	659,820
Honeywell International, Inc.	56,599	3,419,146
L-3 Communications Holdings, Inc.	9,532	1,045,088
Lockheed Martin Corp.	26,259	2,889,540
Northrop Grumman Corp.	25,992	2,173,451
Precision Castparts Corp.	10,426	1,561,919
Raytheon Co.	33,074	2,103,837
Rockwell Collins Corp.	12,605	942,980
United Technologies Corp.	75,005	5,744,633

		29,174,678

7

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Air Freight & Logistics 0.9%
C.H. Robinson Worldwide, Inc.	13,053	$651,606
Expeditors International of Washington, Inc.	16,108	815,870
FedEx Corp.	23,351	2,413,092
United Parcel Service, Inc., Class B	79,392	5,962,339

		9,842,907

Airlines 0.1%
Southwest Airlines Co.	56,517	803,107

Building Products 0.1%
American Standard Companies, Inc.	13,725	511,531
Masco Corp.	27,766	668,605

		1,180,136

Commercial Services & Supplies 0.5%
Allied Waste Industries, Inc. *	21,808	275,653
Avery Dennison Corp.	8,053	466,269
Cintas Corp.	10,202	373,393
Equifax, Inc.	10,792	415,492
Monster Worldwide, Inc. *	10,010	406,206
Pitney Bowes, Inc.	16,629	665,825
R.R. Donnelley & Sons Co.	16,797	676,751
Robert Half International, Inc.	12,398	373,056
Waste Management, Inc.	39,258	1,428,599

		5,081,244

Construction & Engineering 0.2%
Fluor Corp.	6,679	1,055,282
Jacobs Engineering Group, Inc. *	9,068	790,276

		1,845,558

Electrical Equipment 0.4%
Cooper Industries, Inc.	13,892	727,802
Emerson Electric Co.	59,898	3,130,869
Rockwell Automation, Inc.	11,538	794,737

		4,653,408

Industrial Conglomerates 3.8%
3M Co.	54,134	4,675,012
General Electric Co.	774,884	31,894,225
Textron, Inc.	18,885	1,307,031
Tyco International, Ltd.	37,597	1,547,869

		39,424,137

Machinery 1.7%
Caterpillar, Inc.	48,337	3,606,424
Cummins, Inc.	7,869	943,965
Danaher Corp.	18,645	1,597,317
Deere & Co.	16,780	2,599,222
Dover Corp.	15,471	711,666
Eaton Corp.	11,019	1,020,139
Illinois Tool Works, Inc.	31,729	1,816,803
Ingersoll-Rand Co., Ltd., Class A	21,679	1,091,538
ITT Corp.	13,695	916,469
Paccar, Inc.	28,201	1,566,848
Pall Corp.	9,272	371,529
Parker Hannifin Corp.	13,179	1,059,156
Terex Corp. *	7,706	571,939

		17,873,015

8

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Road & Rail 0.7%
Burlington Northern Santa Fe Corp.	22,719	$1,979,961
CSX Corp.	33,201	1,486,409
Norfolk Southern Corp.	29,767	1,537,465
Ryder System, Inc.	4,524	216,473
Union Pacific Corp.	20,147	2,579,622

		7,799,930

Trading Companies & Distributors 0.0%
W.W. Grainger, Inc.	5,425	487,816

INFORMATION TECHNOLOGY 16.7%
Communications Equipment 2.8%
Ciena Corp. *	6,501	311,138
Cisco Systems, Inc. *	460,633	15,228,527
Corning, Inc.	118,961	2,887,183
JDS Uniphase Corp. *	16,007	244,267
Juniper Networks, Inc. *	38,880	1,399,680
Motorola, Inc.	175,045	3,289,096
QUALCOMM, Inc.	126,617	5,410,344
Tellabs, Inc. *	33,147	292,025

		29,062,260

Computers & Peripherals 4.6%
Apple, Inc. *	65,768	12,492,632
Dell, Inc. *	171,795	5,256,927
EMC Corp. *	158,611	4,027,133
Hewlett-Packard Co.	194,970	10,076,050
International Business Machines Corp.	102,883	11,946,774
Lexmark International, Inc., Class A *	7,147	300,103
Network Appliance, Inc. *	26,909	847,364
QLogic Corp. *	11,112	172,569
SanDisk Corp. *	17,231	765,056
Sun Microsystems, Inc. *	267,531	1,527,602
Teradata Corp.	13,651	389,463

		47,801,673

Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc. *	29,233	1,077,236
Jabil Circuit, Inc.	15,697	341,096
Molex, Inc.	10,860	310,161
Tektronix, Inc.	5,742	217,335
Tyco Electronics, Ltd.	37,601	1,341,228

		3,287,056

Internet Software & Services 1.9%
Akamai Technologies, Inc. *	12,524	490,816
eBay, Inc. *	86,282	3,114,780
Google, Inc., Class A *	17,468	12,349,876
VeriSign, Inc. *	18,441	628,654
Yahoo!, Inc. *	101,883	3,168,561

		19,752,687

IT Services 0.8%
Affiliated Computer Services, Inc., Class A *	7,529	381,419
Automatic Data Processing, Inc.	40,162	1,990,429
Cognizant Technology Solutions Corp., Class A *	21,872	906,813
Computer Sciences Corp. *	13,159	768,354
Convergys Corp. *	10,254	187,956
Electronic Data Systems Corp.	38,489	830,978
Fidelity National Information Services, Inc.	12,848	592,550

9

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services continued
Fiserv, Inc. *	12,620	$699,148
Paychex, Inc.	25,725	1,074,790
Unisys Corp. *	26,465	160,907
Western Union Co.	58,434	1,287,885

		8,881,229

Office Electronics 0.1%
Xerox Corp. *	70,776	1,234,334

Semiconductors & Semiconductor Equipment 2.6%
Advanced Micro Devices, Inc. * ρ	41,595	544,063
Altera Corp.	26,929	528,347
Analog Devices, Inc.	23,534	787,448
Applied Materials, Inc.	104,221	2,023,972
Broadcom Corp., Class A *	35,477	1,154,776
Intel Corp.	441,660	11,880,654
KLA-Tencor Corp.	14,608	769,111
Linear Technology Corp.	16,789	554,373
LSI Logic Corp. *	54,153	357,410
MEMC Electronic Materials, Inc. *	17,023	1,246,424
Microchip Technology, Inc.	16,444	545,448
Micron Technology, Inc. *	57,240	601,592
National Semiconductor Corp.	18,181	457,070
Novellus Systems, Inc. *	9,364	266,031
NVIDIA Corp. *	41,505	1,468,447
Teradyne, Inc. *	14,344	177,005
Texas Instruments, Inc.	108,077	3,523,310
Xilinx, Inc.	22,378	546,023

		27,431,504

Software 3.6%
Adobe Systems, Inc. *	44,502	2,131,646
Autodesk, Inc. *	17,394	850,567
BMC Software, Inc. *	15,216	514,909
CA, Inc.	29,392	777,418
Citrix Systems, Inc. *	13,594	584,406
Compuware Corp. *	22,917	229,170
Electronic Arts, Inc. *	23,523	1,437,726
Intuit, Inc. *	25,630	824,517
Microsoft Corp.	609,772	22,445,707
Novell, Inc. *	26,458	200,022
Oracle Corp. *	297,745	6,601,007
Symantec Corp. *	68,020	1,277,416

		37,874,511

MATERIALS 3.3%
Chemicals 1.7%
Air Products & Chemicals, Inc.	16,341	1,598,967
Ashland, Inc.	4,228	248,268
Dow Chemical Co.	71,850	3,236,124
E.I. DuPont de Nemours & Co.	69,616	3,446,688
Eastman Chemical Co.	6,356	423,246
Ecolab, Inc.	13,171	621,276
Hercules, Inc. *	8,773	165,020
International Flavors & Fragrances, Inc.	6,152	321,196
Monsanto Co.	41,251	4,027,335
PPG Industries, Inc.	12,407	927,299
Praxair, Inc.	24,190	2,067,762
Rohm & Haas Co.	9,604	498,256
Sigma-Aldrich Corp.	9,930	513,083

		18,094,520

10

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Construction Materials 0.1%
Vulcan Materials Co.	7,226	$617,895

Containers & Packaging 0.1%
Ball Corp.	7,745	383,997
Bemis Co., Inc.	7,904	222,577
Pactiv Corp. *	9,886	271,568
Sealed Air Corp.	12,215	304,520
Temple-Inland, Inc.	8,015	430,165

		1,612,827

Metals & Mining 1.1%
Alcoa, Inc.	66,857	2,646,869
Allegheny Technologies, Inc.	7,730	789,774
Freeport-McMoRan Copper & Gold, Inc.	28,869	3,397,304
Newmont Mining Corp.	34,148	1,736,767
NuCor Corp.	21,773	1,350,361
Titanium Metals Corp. *	6,624	233,165
United States Steel Corp.	8,940	964,626

		11,118,866

Paper & Forest Products 0.3%
International Paper Co.	32,492	1,200,904
MeadWestvaco Corp.	13,872	466,654
Weyerhaeuser Co.	16,325	1,239,231

		2,906,789

TELECOMMUNICATION SERVICES 3.6%
Diversified Telecommunication Services 3.1%
AT&T, Inc.	461,245	19,275,428
CenturyTel, Inc.	8,464	372,839
Citizens Communications Co.	25,732	338,633
Embarq Corp.	11,539	610,644
Qwest Communications International, Inc. * ρ	120,827	867,538
Verizon Communications, Inc.	219,509	10,112,780
Windstream Corp.	36,104	485,599

		32,063,461

Wireless Telecommunication Services 0.5%
Alltel Corp.	26,500	1,885,475
Sprint Nextel Corp.	215,280	3,681,288

		5,566,763

UTILITIES 3.3%
Electric Utilities 2.0%
Allegheny Energy, Inc. *	12,559	761,829
American Electric Power Co., Inc.	30,190	1,455,460
CMS Energy Corp.	16,984	288,219
Consolidated Edison, Inc.	20,493	965,015
Duke Energy Corp.	95,307	1,827,035
Edison International	24,640	1,432,816
Entergy Corp.	14,799	1,773,956
Exelon Corp.	50,985	4,220,538
FirstEnergy Corp.	23,054	1,606,864
FPL Group, Inc.	30,767	2,105,078
Pinnacle West Capital Corp.	7,586	306,475
PPL Corp.	28,973	1,497,904
Progress Energy, Inc.	19,580	939,840
Southern Co.	57,206	2,097,172

		21,278,201

11

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Gas Utilities 0.1%
Nicor, Inc.	3,412	$147,637
Questar Corp.	13,056	745,237

		892,874

Independent Power Producers & Energy Traders 0.3%
AES Corp. *	50,565	1,082,597
Constellation Energy Group, Inc.	13,650	1,292,655
Dynegy, Inc., Class A *	37,479	345,181

		2,720,433

Multi-Utilities 0.9%
Ameren Corp.	15,700	848,742
CenterPoint Energy, Inc.	24,290	407,100
Dominion Resources, Inc.	22,009	2,016,685
DTE Energy Co.	12,906	640,138
Integrys Energy Group, Inc.	5,747	309,246
NiSource, Inc.	20,734	424,010
PG&E Corp.	26,723	1,307,556
Public Service Enterprise Group, Inc.	19,231	1,838,484
Sempra Energy	19,967	1,228,170
TECO Energy, Inc.	15,922	267,967
Xcel Energy, Inc.	31,754	716,053

		10,004,151

Total Common Stocks (cost $480,445,255)		1,032,254,015

	Principal Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 1.0%
CORPORATE BONDS 0.1%
Diversified Financial Services 0.1%
Citigroup Global Markets, Inc., 5.06%, 11/01/2007	$1,000,000	1,000,000

	Shares	Value

MUTUAL FUND SHARES 0.2%
AIM Short-Term Investments Trust Government and Agency Portfolio, Class I, 4.84% q	1,994,699	1,994,969

	Principal Amount	Value

REPURCHASE AGREEMENTS ^ 0.7%
ABN Amro, Inc., 5.02%, dated 10/31/2007, maturing 11/01/2007, maturity value $2,000,279	$2,000,000	2,000,000
BNP Paribas SA, 5.02%, dated 10/31/2007, maturing 11/01/2007, maturity value $1,000,139	1,000,000	1,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 5.02%, dated 10/31/2007, maturing 11/01/2007, maturity value $1,000,139	1,000,000	1,000,000
Greenwich Capital Markets, Inc., 5.02%, dated 10/31/2007, maturing 11/01/2007, maturity value $1,000,139	1,000,000	1,000,000
Lehman Brothers, Inc., 5.01%, dated 10/31/2007, maturing 11/01/2007, maturity value $1,000,139	1,000,000	1,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., 5.01%, dated 10/31/2007, maturing 11/01/2007, maturity value $1,000,139	1,000,000	1,000,000

		7,000,000

Total Investments of Cash Collateral from Securities Loaned (cost $9,994,969)		9,994,969

12

EVERGREEN EQUITY INDEX FUND SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 1.6%
MUTUAL FUND SHARES 1.5%
Evergreen Institutional Money Market Fund, Class I, 5.03% q ø	15,535,562	$15,535,562

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bill, 3.95%, 1/10/2008 ß ƒ	$1,000,000	992,320

Total Short-Term Investments (cost $16,527,882)		16,527,882

Total Investments (cost $506,968,106) 100.9%		1,058,776,866
Other Assets and Liabilities (0.9%)		(9,110,097)

Net Assets 100.0%		$1,049,666,769

*	Non-income producing security
ρ	All or a portion of this security is on loan.
°

Investment in non-controlled affiliate. The Fund owns shares of Wachovia Corporation with a cost basis of $3,168,289 at October 31, 2007. The Fund earned $92,988 of income from Wachovia Corporation for the period from August 1, 2007 to October 31, 2007.

q	Rate shown is the 7-day annualized yield at period end.
^

Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 85 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
ß	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.

At October 31, 2007, the Fund had open long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at October 31, 2007	Unrealized Gain

December 2007	47 S&P 500 Index	$18,122,986	$18,270,075	$147,089

On October 31, 2007, the aggregate cost of securities for federal income tax purposes was $513,309,865. The gross unrealized appreciation and depreciation on securities based on tax cost was $574,044,845 and $28,577,844, respectively, with a net unrealized appreciation of $545,467,001.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in form of repurchase agreements.

Futures contracts
In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

13

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Equity Trust
By:
Dennis H. Ferro, Principal Executive Officer

Date: December 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro, Principal Executive Officer

Date: December 28, 2007
By:
Jeremy DePalma Principal Financial Officer

Date: December 28, 2007